CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net earnings	$ 460	$ 444	$ 1,022	$ 1,002
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	468	454	929	911
Amortization - intangible assets	45	39	88	78
Amortization - other	29	19	57	38
Deferred income tax expense	34	58	65	124
Equity component, allowance for funds used during construction (Note 9)	(49)	(42)	(95)	(81)
Sale of investment tax credits	63	0	63	0
Other	39	7	41	19
Change in long-term regulatory assets and liabilities	27	(43)	(5)	(19)
Change in working capital (Note 12)	13	(132)	67	(55)
Cash from operating activities	1,129	804	2,232	2,017
Investing activities
Additions to property, plant and equipment	(1,601)	(1,479)	(3,104)	(2,962)
Additions to intangible assets	(63)	(65)	(108)	(125)
Contributions in aid of construction	357	144	581	312
Contribution to equity-accounted investee	0	(27)	0	(27)
Other	(34)	(83)	(81)	(133)
Cash used in investing activities	(1,341)	(1,510)	(2,712)	(2,935)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 7)	1,320	96	2,140	1,131
Repayments of long-term debt and finance leases	(783)	(27)	(941)	(62)
Borrowings under committed credit facilities	4,266	3,332	7,486	6,390
Repayments under committed credit facilities	(3,809)	(2,985)	(7,387)	(6,358)
Net change in short-term borrowings	(538)	230	(377)	277
Issue of common shares, net of costs and dividends reinvested	14	9	32	34
Dividends
Common shares, net of dividends reinvested	(212)	(191)	(420)	(383)
Preference shares	(21)	(20)	(43)	(41)
Subsidiary dividends paid to non-controlling interests	(23)	(17)	(48)	(44)
Other	7	10	33	(8)
Cash from financing activities	221	437	475	936
Effect of exchange rate changes on cash and cash equivalents	16	(20)	22	(17)
Change in cash and cash equivalents	25	(289)	17	1
Cash and cash equivalents, beginning of period	359	510	367	220
Cash and cash equivalents, end of period	$ 384	$ 221	$ 384	$ 221